Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value through Profit or Loss (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Financial assets-current
Financial assets-current, Mandatorily measured at FVTPL	$ 1		$ 0
Financial assets-noncurrent
Financial assets held for trading, Derivatives (not designated for hedge), Forward exchange contracts	778		517
Financial liabilities-current
Financial liabilities held for trading, Derivatives (not designated for hedge), Forward exchange contracts	0	$ 0	1
Forward exchange contracts [Member]
Financial assets-current
Derivatives (not designated for hedge)	0		0
Listed stocks domestic [Member]
Financial assets-current
Non-derivatives	1		0
Non listed stocks domestic [Member]
Financial assets-noncurrent
Non-derivatives	511		293
Non listed stocks foreign [Member]
Financial assets-noncurrent
Non-derivatives	$ 267		$ 224